DESCRIPTION OF TRANSCANADA'S BUSINESS (Details)	12 Months Ended
Dec. 31, 2014 segment plant facility Bcf km mi
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of business segments in which the entity operates	3
Public Utilities Property, Plant and Equipment, Regulated Natural Gas Pipelines, in kilometers	68,000
Public Utilities, Property, Plant and Equipment, Regulated Natural Gas Pipelines, in Miles	42,000
Public Utilities, Property, Plant and Equipment, Regulated Natural Gas Storage Facilities, in Billion Cubic Feet	400
Public Utilities, Property, Plant and Equipment, Crude Oil Pipelines, in Kilometers	4,250
Public Utilities, Property, Plant and Equipment, Crude Oil Pipelines, in Miles	2,600
Public Utilities, Property, Plant and Equipment, Electrical Power Generation Plants	19
Public Utilities, Property, Plant and Equipment, Number of Non-Regulated Natural Gas Storage Facilities	2